Basis of Presentation - Summary of Transition Impacts (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023	Nov. 01, 2022
Miscellaneous assets [abstract]
Deferred tax assets	$ 3,042	$ 3,420	$ 1,802	$ 1,542
Other Insurance-related assets				3,415
Other assets	140,039	171,091	129,043	4,957
Miscellaneous liabilities [abstract]
Deferred tax liabilities				102
Other Insurance-related liabilities				13,382
Other liabilities	$ 325,129	$ 351,776	$ 317,677	13,484
Previously reported [Member]
Miscellaneous assets [abstract]
Deferred tax assets				1,175
Other Insurance-related assets				2,575
Other assets				3,750
Miscellaneous liabilities [abstract]
Deferred tax liabilities				102
Other Insurance-related liabilities				11,201
Other liabilities				11,303
IAS 40 accounting policy change impacts [member] | Increase (decrease) due to changes in accounting policy [member]
Miscellaneous assets [abstract]
Deferred tax assets				(51)
Other Insurance-related assets				183
Other assets				132
IFRS 17 [member] | Increase (decrease) due to changes in accounting policy [member]
Miscellaneous assets [abstract]
Deferred tax assets				418
Other Insurance-related assets				657
Other assets				1,075
Miscellaneous liabilities [abstract]
Other Insurance-related liabilities				2,181
Other liabilities				$ 2,181